IFRS 7 Disclosure - Summary of Structural Interest Sensitivity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
100 bp increase [member]
Disclosure Foreign Currency Sensitivity Analysis Effect On Equity [Line Items]
Economic value of equity	$ (1,568)	$ (1,338)
Net interest income	236	(21)
100 bp decrease [member]
Disclosure Foreign Currency Sensitivity Analysis Effect On Equity [Line Items]
Economic value of equity	1,201	780
Net interest income	(245)	$ (31)
Canada Dollars [Member] | 100 bp increase [member]
Disclosure Foreign Currency Sensitivity Analysis Effect On Equity [Line Items]
Economic value of equity	(616)
Net interest income	247
Canada Dollars [Member] | 100 bp decrease [member]
Disclosure Foreign Currency Sensitivity Analysis Effect On Equity [Line Items]
Economic value of equity	530
Net interest income	(224)
United States of America Dollars [Member] | 100 bp increase [member]
Disclosure Foreign Currency Sensitivity Analysis Effect On Equity [Line Items]
Economic value of equity	(952)
Net interest income	(11)
United States of America Dollars [Member] | 100 bp decrease [member]
Disclosure Foreign Currency Sensitivity Analysis Effect On Equity [Line Items]
Economic value of equity	671
Net interest income	$ (21)